LEASES - Supplemental cash flows information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	¥ 7,965,277	¥ 3,652,435	¥ 3,413,301
Rightofuse assets obtained in exchange for lease liabilities:
Total rightofuse assets obtained in exchange for new operating lease liabilities	¥ 15,489,351	¥ 11,427,030	¥ 5,749,581